Share-Based Payment - Summary of Non-vested Restricted Share Activity (Details) - Restricted Shares - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding	2,077,560	3,228,278	4,378,996
Number of shares, Forfeited	411,930
Number of shares, Vested	1,150,718	1,150,718	1,150,718
Number of shares, Outstanding	514,912	2,077,560	3,228,278
Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding	22,783,582
Number of shares, Vested	11,391,791
Number of shares, Outstanding	11,391,791	22,783,582